CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (1,457,722)	$ (961,034)	$ (561,166)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	4,849	23,826	17,569
Depreciation of property and equipment	116,783	54,902	23,353
Gain on disposal of investments	(129)	(7,685)	(23,857)
Gain on re-measurement of equity interests	(4,500)	0	(10,881)
Impairment loss on intangible assets	0	5,166	922
Impairment loss on investments	1,155	3,416	1,147
Prepaid licensing fees written-off	0	4,544	0
Share of results of equity investees	3,239	3,066	1,912
Share-based compensation	117,069	58,121	28,636
Unrecognized tax benefits	(1,824)	0	2,334
Deferred income tax	(4,333)	(19,797)	(8,753)
Changes in fair value of 2017 Convertible Notes	472,877	(41,259)	51,950
Amortization of discount on 2018 Convertible Notes and 2019 Convertible Notes	33,334	14,154	0
Net foreign exchange differences	(292)	(10,230)	5,214
Others	7,296	4,778	2,571
Operating cash flows before changes in working capital	(712,198)	(868,032)	(469,049)
Inventories	11,762	(28,465)	(5,970)
Accounts receivable	(86,546)	(38,524)	(24,547)
Prepaid expenses and other assets	(214,926)	(159,025)	(107,847)
Amounts due from related parties	538	(3,306)	(1,835)
Operating lease right-of-use assets	(62,140)	0	0
Accounts payable	31,381	29,733	1,822
Accrued expenses and other payables	354,151	354,946	183,436
Advances from customers	34,263	2,727	9,967
Operating lease liabilities	70,901	0	0
Deferred revenue	637,214	204,161	125,102
Income tax payable	17,207	(75)	2,599
Amount due to related parties	(11,742)	10,640	27,094
Net cash (used in) generated from operating activities	69,865	(495,220)	(259,228)
Cash flows from investing activities
Purchase of property and equipment	(239,844)	(177,343)	(67,361)
Purchase of intangible assets	(7,254)	(1,142)	(12,385)
Purchase of investments	(118,462)	(69,641)	(23,428)
Acquisition of businesses, net of cash acquired	0	0	(18,094)
Loan to related parties	0	0	(402)
Repayment of loans from related parties	0	0	2,737
Proceeds from disposal of property and equipment	1,236	668	314
Proceeds from disposal of intangible assets	0	245	5
Proceeds from disposal of investments	640	22,685	0
Distributions from investments	465	0	0
Net cash used in investing activities	(363,219)	(224,528)	(118,614)
Cash flows from financing activities
Proceeds from issuance of convertible notes, net	1,041,440	564,938	674,300
Proceeds from borrowings	868	2,055	3,888
Repayment of borrowings	(1,136)	(2,698)	(3,888)
Proceeds from issuance of ordinary shares, net	1,538,802	4,574	960,924
Acquisition of non-controlling interests	0	(25,768)	(11,381)
Proceeds from partial disposal of a subsidiary without a loss in control	0	3,527	0
Contribution by non-controlling interest	1,356	0	0
Principal payments under finance lease obligations	(1,735)	0	0
Net cash generated from financing activities	2,579,595	546,628	1,623,843
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	25,025	(12,546)	8,153
Net increase (decrease) in cash, cash equivalents and restricted cash	2,311,266	(185,666)	1,254,154
Cash, cash equivalents and restricted cash at beginning of the year	1,259,312	1,444,978	190,824
Cash, cash equivalents and restricted cash at end of the year	3,570,578	1,259,312	1,444,978
Supplement disclosures of cash flow information:
Income taxes paid	(74,349)	(23,961)	(13,999)
Interest paid	(13,501)	(42,901)	(741)
Interest received	33,934	11,520	2,922
Supplement disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other payables	(9,804)	7,579	2,549
Purchase of intangible assets included in accrued expenses and other payables	(422)	(444)	867
Purchase of property and equipment included in prepayments	3,851	(6,104)	(4,913)
Purchase of intangible assets included in prepayments	51	4,547	(353)
Conversion of a mezzanine equity into ordinary shares	0	0	(205,075)
Conversion of 2017 convertible notes into ordinary shares	$ (1,080,112)	$ (48,975)	$ 0